Exhibit 99
Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	June 2012
Payment Date	7/16/2012
Transaction Month	27
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-143316 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,199,999,885.68	56,457	55.1 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$285,000,000.00	0.38364%	May 15, 2011
Class A-2 Notes	$203,800,000.00	0.720%	September 15, 2012
Class A-3 Notes	$382,000,000.00	1.320%	June 15, 2014
Class A-4 Notes	$144,600,000.00	2.150%	June 15, 2015
Class B Notes	$32,050,000.00	2.930%	November 15, 2015
Class C Notes	$21,400,000.00	3.220%	March 15, 2016
Class D Notes	$21,400,000.00	4.050%	October 15, 2016
Total	$1,090,250,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,488,834.68

Principal:
Principal Collections	$13,759,467.32
Prepayments in Full	$7,854,033.60
Liquidation Proceeds	$308,006.60
Recoveries	$61,877.99
Sub Total	$21,983,385.51
Collections	$23,472,220.19

Purchase Amounts:
Purchase Amounts Related to Principal	$261,444.93
Purchase Amounts Related to Interest	$1,946.37
Sub Total	$263,391.30

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,735,611.49

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	June 2012
Payment Date	7/16/2012
Transaction Month	27
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$23,735,611.49
Servicing Fee	$342,339.49	$342,339.49	$0.00	$0.00	$23,393,272.00
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,393,272.00
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$23,393,272.00
Interest - Class A-3 Notes	$164,840.35	$164,840.35	$0.00	$0.00	$23,228,431.65
Interest - Class A-4 Notes	$259,075.00	$259,075.00	$0.00	$0.00	$22,969,356.65
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,969,356.65
Interest - Class B Notes	$78,255.42	$78,255.42	$0.00	$0.00	$22,891,101.23
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,891,101.23
Interest - Class C Notes	$57,423.33	$57,423.33	$0.00	$0.00	$22,833,677.90
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,833,677.90
Interest - Class D Notes	$72,225.00	$72,225.00	$0.00	$0.00	$22,761,452.90
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,761,452.90
Regular Principal Payment	$20,013,640.25	$20,013,640.25	$0.00	$0.00	$2,747,812.65
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,747,812.65
Residuel Released to Depositor	$0.00	$2,747,812.65	$0.00	$0.00	$0.00
Total		$23,735,611.49

Principal Payment:
First Priority Principal Payment					$0.00
First Priority Principal Payment					$0.00
First Priority Principal Payment					$0.00
First Priority Principal Payment					$20,013,640.25
Total					$20,013,640.25
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$20,013,640.25	$52.39	$164,840.35	$0.43	$20,178,480.60	$52.82
Class A-4 Notes	$0.00	$0.00	$259,075.00	$1.79	$259,075.00	$1.79
Class B Notes	$0.00	$0.00	$78,255.42	$2.44	$78,255.42	$2.44
Class C Notes	$0.00	$0.00	$57,423.33	$2.68	$57,423.33	$2.68
Class D Notes	$0.00	$0.00	$72,225.00	$3.38	$72,225.00	$3.38
Total	$20,013,640.25	$18.36	$631,819.10	$0.58	$20,645,459.35	$18.94

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	June 2012
Payment Date	7/16/2012
Transaction Month	27

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$149,854,867.89	0.3922902	$129,841,227.64	0.3398985
Class A-4 Notes	$144,600,000.00	1.0000000	$144,600,000.00	1.0000000
Class B Notes	$32,050,000.00	1.0000000	$32,050,000.00	1.0000000
Class C Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Class D Notes	$21,400,000.00	1.0000000	$21,400,000.00	1.0000000
Total	$369,304,867.89	0.3387341	$349,291,227.64	0.3203772

Pool Information
Weighted Average APR	4.425%	4.437%
Weighted Average Remaining Term	34.67	33.95
Number of Receivables Outstanding	31,320	30,435
Pool Balance	$410,807,392.18	$388,465,000.24
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$369,304,867.89	$349,291,227.64
Pool Factor	0.3423395	0.3237209

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$11,999,998.86
Targeted Credit Enhancement Amount	$11,999,998.86
Yield Supplement Overcollateralization Amount	$39,173,772.60
Targeted Overcollateralization Amount	$39,173,772.60
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$39,173,772.60

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$11,999,998.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$11,999,998.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$11,999,998.86

Ford Credit Auto Owner Trust 2010-A
Monthly Investor Report

Collection Period	June 2012
Payment Date	7/16/2012
Transaction Month	27

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		67	$159,439.49
(Recoveries)		93	$61,877.99
Net Losses for Current Collection Period			$97,561.50
Cumulative Net Losses Last Collection Period			$6,754,321.86
Cumulative Net Losses for all Collection Periods			$6,851,883.36

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.28%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	2.11%	536	$8,202,568.23
61-90 Days Delinquent	0.16%	44	$629,914.84
91-120 Days Delinquent	0.11%	20	$411,163.17
Over 120 Days Delinquent	0.28%	61	$1,088,879.85
Total Delinquent Receivables	2.66%	661	$10,332,526.09

Repossession Inventory:
Repossessed in the Current Collection Period		19	$295,178.70
Total Repossessed Inventory		25	$472,518.96

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.3790%
Preceding Collection Period			0.3751%
Current Collection Period			0.2930%
Three Month Average			0.3490%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3920%
Preceding Collection Period			0.4055%
Current Collection Period			0.4107%
Three Month Average			0.4027%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: January 13, 2012

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer